Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Financial Income and Expenses [Abstract]
Schedule of Financial Income and Expenses
	Notes	2023	2022	2021
Financial income
Interest on marketable securities		46,776	67,010	8,193
Interest on receivable		3,497	2,730	1,165
Monetary variation		1,815	-	-
Foreign exchange variation (i)		44,710	31,717	20,257
Gain on remeasurement of leases (iii)		21,596	37,628	2,895
Gain on remeasurement of receivables from sale of farms (iv)		115,946	238,973	227,005
Realized profit from derivative transactions (v)	7	118,618	121,988	76,885
Unrealized profit from derivative transactions (vi)	7	379,757	455,737	513,223
		732,715	955,783	849,623
Financial expenses
Marketable securities charges		(2,054)	(2,900)	(1,383)
Bank charges		(3,929)	(1,999)	(6,140)
Interest accrued		(51,526)	(68,044)	(28,693)
Monetary variation (i)		(140)	(732)	(682)
Foreign exchange variation (ii)		(41,354)	(29,096)	(29,292)
Gain on remeasurement of leases (iii)		(39,925)	(57,984)	(74,160)
Loss on remeasurement of receivables from sale of farms (iv)		(171,940)	(204,456)	(89,663)
Realized loss from derivative financial transactions (v)	7	(70,694)	(201,936)	(193,415)
Unrealized loss from derivative financial transactions (vi)	7	(345,267)	(441,496)	(522,183)
		(726,829)	(1,008,643)	(945,611)
Financial (expense) income, net		(5,886)	(52,860)	(95,988)

Schedule of Net Balances	Net balances are as follows:
	2023	2022	2021
Monetary variations (i)	1,675	(732)	(682)
Foreign exchange difference (ii)	3,356	2,621	(9,035)
Net on remeasurement of leases (iii)	(18,329)	(20,356)	(71,265)
Net on remeasurement of receivables from sale of farms (iv)	(55,994)	34,517	137,342
Realized profit (loss) from derivative financial instruments (v)	47,924	(79,948)	(116,530)
Unrealized (loss) profit from Derivative financial instruments (vi)	34,490	14,241	(8,960)